Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA EQUITY TRUST
Voya Global Income & Growth Fund
(the “Fund”)
Supplement dated June 17, 2024
to the Fund’s Class A, Class C, Class I, Class R6, and Class W Shares’ Prospectus,
dated September 30, 2023, as supplemented
(the “Prospectus”)
As previously communicated in a supplement dated March 26, 2024, the Board of Trustees of Voya Equity Trust approved changes with respect to the Fund, effective at the close of business on May 1, 2024, including changing the Fund’s: (i) principal investment strategies; (ii) name from “Voya Global Multi-Asset Fund” to “Voya Global Income & Growth Fund”; (iii) primary benchmark index; (iv) dividend distribution frequency; (v) expense limitation agreement, management fee schedule, and sub-advisory fee schedule; and (vi) portfolio management team.
Effective immediately, the Prospectus is revised as follows:
1.The section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests directly or indirectly (including through derivatives) at least 80% of its net assets (plus borrowings for investment purposes) in investments that the sub- adviser (the “Sub-Adviser”) believes have potential for income, growth, or both. For purposes of this 80% policy, income-producing investments include any investments or instruments that pay dividends and/or interest, whether in cash or in kind; that generate premiums; that are issued at a discount; or that otherwise generate or result in income for the Fund. Growth means investments that are expected to generate capital appreciation in excess of the initial investment.
The Fund invests its assets (expressed as a percentage of its net assets) across asset classes approximately as follows (the “Target Allocation”): 33% in high-yield securities (excluding convertible securities), 33% in convertible securities (regardless of any credit rating assigned to the security), and 33% in equity securities and/or written call options. This allocation is a target, and the Fund's allocation could change substantially due to portfolio manager decisions or as the investments’ asset values change due to market movements. On an ongoing basis, the actual mix of the Fund’s assets may deviate from the Target Allocation. The Fund's Target Allocation may be changed, at any time, by the Sub-Adviser.
The Fund invests in securities of issuers in a number of different countries, including the U.S. The Fund may invest in the securities of issuers located in developing and emerging market countries, including securities of such issuers that are traded on a U.S. stock exchange, and in American Depositary
Receipts, when consistent with the Fund’s investment objective. Countries with developing and emerging markets include most countries in the world except Australia, Canada, Hong Kong, Israel, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. Securities may be denominated in foreign (non-U.S.) currencies or in U.S. dollars. The Fund may hedge its exposure to securities denominated in foreign (non-U.S.) currencies.
The Sub-Adviser identifies companies by utilizing a fundamental, bottom-up research process that seeks to facilitate early identification of issuers that the Sub-Adviser believes demonstrate the ability to improve their fundamental characteristics. The Sub-Adviser then determines which asset class it believes has the potential to provide the optimal total return opportunity, subject to market conditions.
For purposes of the Fund’s investments in high-yield securities, “high-yield securities” are securities rated Ba or below by Moody’s Investors Service, Inc. or BB or below by S&P Global Ratings or Fitch Ratings (sometimes referred to as “junk bonds”).
The Fund may invest in issuers of any market capitalization. In addition to publicly-traded equity securities, the Fund may invest a significant portion of its assets in private placement securities (including Rule 144A and Regulation S securities). The Fund may also employ a strategy of writing call options on common stocks to seek to enhance the Fund’s distributions and reduce overall portfolio risk.
The Fund may invest in synthetic convertible instruments by combining debt instruments with a basket of warrants, or options or other derivatives that together produce the economic characteristics similar to a conventional convertible security. Additionally, the Fund may invest in structured notes or equity- linked securities that provide economic exposure similar to a convertible security. Convertible preferred securities, including mandatory and perpetual preferred securities, may also be used to gain convertible exposure.
From time to time, the Fund may also acquire warrants, options, or equity securities as a result of company restructurings. The Fund may also invest in other derivative instruments, including, but not limited to, foreign currency exchange contracts, options, and stock index futures contracts.
The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder (the “1940 Act”).
In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of an investment. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors in considering potential investments where the Sub-Adviser believes one or more of those factors might have such an effect. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of an issuer’s ESG standing. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in a company, if at all, will depend on the analysis and judgment of the Sub-Adviser.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
2.The “Restricted Securities” risk in the section of the Prospectus entitled “Principal Risks” is deleted in its entirety and replaced with the following:
Restricted Securities: Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S, and securities that are offered in reliance on Section 4(a)(2) of the Securities Act of 1933, as amended, are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid, and more difficult to value than publicly-traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly-traded securities. Certain restricted securities represent investments in smaller, less seasoned issuers, which may involve greater risk.

Voya Global Income & Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA EQUITY TRUST
Voya Global Income & Growth Fund
(the “Fund”)
Supplement dated June 17, 2024
to the Fund’s Class A, Class C, Class I, Class R6, and Class W Shares’ Prospectus,
dated September 30, 2023, as supplemented
(the “Prospectus”)
As previously communicated in a supplement dated March 26, 2024, the Board of Trustees of Voya Equity Trust approved changes with respect to the Fund, effective at the close of business on May 1, 2024, including changing the Fund’s: (i) principal investment strategies; (ii) name from “Voya Global Multi-Asset Fund” to “Voya Global Income & Growth Fund”; (iii) primary benchmark index; (iv) dividend distribution frequency; (v) expense limitation agreement, management fee schedule, and sub-advisory fee schedule; and (vi) portfolio management team.
Effective immediately, the Prospectus is revised as follows:
1.The section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests directly or indirectly (including through derivatives) at least 80% of its net assets (plus borrowings for investment purposes) in investments that the sub- adviser (the “Sub-Adviser”) believes have potential for income, growth, or both. For purposes of this 80% policy, income-producing investments include any investments or instruments that pay dividends and/or interest, whether in cash or in kind; that generate premiums; that are issued at a discount; or that otherwise generate or result in income for the Fund. Growth means investments that are expected to generate capital appreciation in excess of the initial investment.
The Fund invests its assets (expressed as a percentage of its net assets) across asset classes approximately as follows (the “Target Allocation”): 33% in high-yield securities (excluding convertible securities), 33% in convertible securities (regardless of any credit rating assigned to the security), and 33% in equity securities and/or written call options. This allocation is a target, and the Fund's allocation could change substantially due to portfolio manager decisions or as the investments’ asset values change due to market movements. On an ongoing basis, the actual mix of the Fund’s assets may deviate from the Target Allocation. The Fund's Target Allocation may be changed, at any time, by the Sub-Adviser.
The Fund invests in securities of issuers in a number of different countries, including the U.S. The Fund may invest in the securities of issuers located in developing and emerging market countries, including securities of such issuers that are traded on a U.S. stock exchange, and in American Depositary
Receipts, when consistent with the Fund’s investment objective. Countries with developing and emerging markets include most countries in the world except Australia, Canada, Hong Kong, Israel, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. Securities may be denominated in foreign (non-U.S.) currencies or in U.S. dollars. The Fund may hedge its exposure to securities denominated in foreign (non-U.S.) currencies.
The Sub-Adviser identifies companies by utilizing a fundamental, bottom-up research process that seeks to facilitate early identification of issuers that the Sub-Adviser believes demonstrate the ability to improve their fundamental characteristics. The Sub-Adviser then determines which asset class it believes has the potential to provide the optimal total return opportunity, subject to market conditions.
For purposes of the Fund’s investments in high-yield securities, “high-yield securities” are securities rated Ba or below by Moody’s Investors Service, Inc. or BB or below by S&P Global Ratings or Fitch Ratings (sometimes referred to as “junk bonds”).
The Fund may invest in issuers of any market capitalization. In addition to publicly-traded equity securities, the Fund may invest a significant portion of its assets in private placement securities (including Rule 144A and Regulation S securities). The Fund may also employ a strategy of writing call options on common stocks to seek to enhance the Fund’s distributions and reduce overall portfolio risk.
The Fund may invest in synthetic convertible instruments by combining debt instruments with a basket of warrants, or options or other derivatives that together produce the economic characteristics similar to a conventional convertible security. Additionally, the Fund may invest in structured notes or equity- linked securities that provide economic exposure similar to a convertible security. Convertible preferred securities, including mandatory and perpetual preferred securities, may also be used to gain convertible exposure.
From time to time, the Fund may also acquire warrants, options, or equity securities as a result of company restructurings. The Fund may also invest in other derivative instruments, including, but not limited to, foreign currency exchange contracts, options, and stock index futures contracts.
The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder (the “1940 Act”).
In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of an investment. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors in considering potential investments where the Sub-Adviser believes one or more of those factors might have such an effect. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of an issuer’s ESG standing. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in a company, if at all, will depend on the analysis and judgment of the Sub-Adviser.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
2.The “Restricted Securities” risk in the section of the Prospectus entitled “Principal Risks” is deleted in its entirety and replaced with the following:
Restricted Securities: Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S, and securities that are offered in reliance on Section 4(a)(2) of the Securities Act of 1933, as amended, are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid, and more difficult to value than publicly-traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly-traded securities. Certain restricted securities represent investments in smaller, less seasoned issuers, which may involve greater risk.